RESTRICTED CASH (Details) - USD ($) $ in Millions	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Detailed Information About Restricted Cash [Abstract]
Operations	$ 104	$ 87
Credit obligations	81	69
Development projects	48	17
Total	233	173
Less: non-current	(11)	(19)
Current	$ 222	$ 154